Derivative Instruments (Interest Rate Swap)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Instruments (Interest Rate Swap) [Abstract]
DERIVATIVE INSTRUMENTS (INTEREST RATE SWAP)

NOTE 9—DERIVATIVE INSTRUMENTS (INTEREST RATE SWAP):

On May 9, 2022, the Company entered into a Term Loan agreement with Bank of America, N.A. (See Note 11). On the same day, the Company entered into an interest rate swap agreement to reduce its exposure to fluctuations in the floating interest rate tied to SOFR under the Term Loan with a notional amount of $100 million. The interest rate swap became effective on May 9, 2022, and was to terminate on May 31, 2029. The swap agreement was modified in the current period and will now terminate on May 31, 2027. The Company receives variable interest payments monthly based on a one-month SOFR and pays a fixed rate of 2.93% to the counterparty.

As of September 30, 2023, the fair value of the interest rate swap agreement was $4.2 million and was classified as a derivative asset in our consolidated balance sheet. During the three and nine months ended September 30, 2023 the Company recognized a $0.4 million and $1.0 million gain, respectively on the change in fair value of the interest rate swap.

The Company classified the interest rate swap in Level 2 of the fair value hierarchy.

NOTE 18—DERIVATIVE INSTRUMENTS (INTEREST RATE SWAP):

On May 9, 2022, the Company entered into a Term Loan agreement with Bank of America, N.A. (See Note 11). On the same day, the Company entered into an interest rate swap agreement to reduce its exposure to fluctuations in the floating interest rate tied to SOFR under the Term Loan with a notional amount of $100 million. The interest rate swap became effective on May 9, 2022, and will terminate on May 31, 2029. The Company receives variable interest payments monthly based on a one-month SOFR and pays a fixed rate of 2.93% to the counterparty.

As of December 31, 2022, the fair value of the interest rate swap agreement was $3.2 million and was classified as a derivative asset in our consolidated balance sheet. Additionally, during the year ended December 31, 2022, the Company recognized a $3.2 million gain on the change in fair value of the interest rate swap.

The Company classified the interest rate swap in Level 2 of the fair value hierarchy.